Life Insurance Operations	12 Months Ended
Mar. 31, 2012
Life Insurance Operations

23. Life Insurance Operations

Life insurance premiums and related investment income in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Life insurance premiums	¥104,133	¥107,860	¥116,836	$1,421
Life insurance related investment income	11,305	10,455	11,471	140

	¥115,438	¥118,315	¥128,307	$1,561

The benefits and expenses of life insurance operations, included in life insurance costs in the consolidated statements of income, are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses relating to policy issuance and underwriting). These policy acquisition costs are amortized over the respective policy periods in proportion to premium revenue recognized. Amortization charged to income for fiscal 2010, 2011 and 2012 amounted to ¥10,994 million, ¥9,661 million and ¥9,106 million ($111 million), respectively.